Related Parties - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019		Dec. 31, 2018
Revenues	$ 40	$ 24	$ 309	[1]	$ 391	[1]
Cost of revenues	130	109	$ 542		$ 221
Related Parties [Member]
Revenues	5
Cost of revenues	$ 5

[1]	As for revenues related to transaction with the Parent Company - see Note 11(b)